Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 129,821	$ 99,404	$ 94,192
Securities available for sale	60,073	81,133
Other assets	3,291	2,654
Total assets	1,008,788	921,118
Other liabilities	3,385	2,328
Subordinated debentures	15,465	15,465
Shareholders' equity	70,123	57,173	77,510
Total liabilities and shareholders' equity	1,008,788	921,118
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	198	724
Securities available for sale	197	167
Capital note due from Bank	8,500	8,500
Investment in subsidiaries	76,323	62,814
Other assets	447	492
Total assets	85,665	72,697
Other liabilities	78	59
Subordinated debentures	15,465	15,465
Shareholders' equity	70,122	57,173
Total liabilities and shareholders' equity	$ 85,665	$ 72,697